Share Capital - Summary of Outstanding Share Options (Detail)	12 Months Ended
Dec. 31, 2018 CAD ($) yr
Range one [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Options Outstanding	142,540
Weighted Average Remaining Contractual Life in Years, Options Outstanding | yr	0.16
Weighted Average Exercise Price, Options Outstanding	$ 14.88
Shares Exercisable	142,540
Weighted Average Remaining Contractual Life in Years, Options Exercisable | yr	0.16
Weighted Average Exercise Price, Options Exercisable	$ 14.88
Range two [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Options Outstanding	364,526
Weighted Average Remaining Contractual Life in Years, Options Outstanding | yr	1.16
Weighted Average Exercise Price, Options Outstanding	$ 20.88
Shares Exercisable	364,526
Weighted Average Remaining Contractual Life in Years, Options Exercisable | yr	1.16
Weighted Average Exercise Price, Options Exercisable	$ 20.88
Range three [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Options Outstanding	4,480,476
Weighted Average Remaining Contractual Life in Years, Options Outstanding | yr	3.21
Weighted Average Exercise Price, Options Outstanding	$ 32.46
Shares Exercisable	2,401,323
Weighted Average Remaining Contractual Life in Years, Options Exercisable | yr	2.75
Weighted Average Exercise Price, Options Exercisable	$ 32.40
Range four [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Options Outstanding	4,987,542
Weighted Average Remaining Contractual Life in Years, Options Outstanding | yr	2.98
Weighted Average Exercise Price, Options Outstanding	$ 31.11
Shares Exercisable	2,908,389
Weighted Average Remaining Contractual Life in Years, Options Exercisable | yr	2.43
Weighted Average Exercise Price, Options Exercisable	$ 30.10
Bottom of range [member] | Range three [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Range of Exercise Prices	31.75
Bottom of range [member] | Range four [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Range of Exercise Prices	14.88
Top of range [member] | Range one [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Range of Exercise Prices	14.88
Top of range [member] | Range two [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Range of Exercise Prices	20.88
Top of range [member] | Range three [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Range of Exercise Prices	32.98
Top of range [member] | Range four [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Range of Exercise Prices	$ 32.98